Financial instruments - Foreign exchange risk management (Details) - Foreign exchange risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
USD
Financial instruments
Strengthening of euro for sensitivity analysis	10.00%
Impact on net income attributable to shareholders of FME AG due to strengthening of euro	€ (88,942)
Impact on other comprehensive income due to strengthening of euro	€ (1,298,437)
Weakening of euro for sensitivity analysis	10.00%
Impact on net income attributable to shareholders of FME AG due to weakening of euro	€ 108,707
Impact on other comprehensive income due to weakening of euro	1,586,979
Derivatives - cash flow hedging instruments
Financial instruments
Notional amount	€ 789,230	€ 475,890
Derivatives, maturity	34 months
Derivatives - not designated as hedging instruments
Financial instruments
Notional amount	€ 2,381,239	€ 2,421,508